Goodwill (Details) - Schedule of Changes in the Carrying Amount of Goodwill - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Balance as of July 1, 2022	$ 2,363,841
Impairment	(2,382,538)
Foreign currency translation adjustment	18,697
Balance as of June 30, 2023		$ 2,363,841